Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,460	$ 8,230	$ 12,196
Leasehold Improvements (Cycle: Lease Term) | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Leasehold Improvements (Cycle: Lease Term) | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Furniture & fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Property and equipment, gross	$ 1,262	1,108	1,238
Computer equipment & software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Property and equipment, gross	$ 3,206	2,701	3,358
Medical equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Property and equipment, gross	$ 1,067	414	1,095
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software (development in process)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,460	2,433	$ 3,654
Capitalized costs placed into service	$ 700	$ 2,100